Federated Hermes MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—12.1%
14,175		Activision Blizzard, Inc.	$1,292,618
4,637	[1]	Alphabet, Inc., Class A	10,913,180
910	[1]	Charter Communications, Inc.	612,840
4,409		Electronic Arts, Inc.	626,431
17,980	[1]	Facebook, Inc.	5,844,938
3,381	[1]	Netflix, Inc.	1,736,042
6,361	[1]	Pinterest, Inc.	422,180
399	[1]	Roku, Inc.	136,845
4,688	[1]	Take-Two Interactive Software, Inc.	822,181
7,888	[1]	TripAdvisor, Inc.	371,761
		TOTAL	22,779,016
		Consumer Discretionary—16.2%
2,774	[1]	Amazon.com, Inc.	9,618,623
687	[1]	AutoZone, Inc.	1,005,851
3,605		Domino’s Pizza, Inc.	1,522,536
24,530		eBay, Inc.	1,368,529
5,665	[1]	Etsy, Inc.	1,126,145
7,988		Home Depot, Inc.	2,585,476
16,071		Lowe’s Cos., Inc.	3,153,934
4,005		McDonald’s Corp.	945,500
9,176		Nike, Inc., Class B	1,216,921
3,833	[1]	O’Reilly Automotive, Inc.	2,119,189
3,286		Starbucks Corp.	376,214
5,335	[1]	Tesla, Inc.	3,784,862
1,838		Tractor Supply Co.	346,647
12,068		Yum! Brands, Inc.	1,442,367
		TOTAL	30,612,794
		Consumer Staples—3.2%
4,900		Church and Dwight, Inc.	420,126
4,590		Costco Wholesale Corp.	1,707,893
12,712		Energizer Holdings, Inc.	626,702
1,874		Estee Lauder Cos., Inc., Class A	588,061
15,326		Flowers Foods, Inc.	367,211
7,672		Hershey Foods Corp.	1,260,510
7,233		PepsiCo, Inc.	1,042,709
		TOTAL	6,013,212
		Financials—2.9%
7,831	[1]	Arch Capital Group Ltd.	310,969
6,508		MSCI, Inc., Class A	3,161,391
552		S&P Global, Inc.	215,495
7,205		The Travelers Cos., Inc.	1,114,325
9,177		Tradeweb Markets, Inc.	745,907
		TOTAL	5,548,087
		Health Care—14.2%
5,829		Abbott Laboratories	699,946
17,111		AbbVie, Inc.	1,907,877
11,452		Amgen, Inc.	2,744,357

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
2,615		Anthem, Inc.	$992,105
16,873	[1]	Avantor, Inc.	540,611
1,868		Cardinal Health, Inc.	112,715
3,048	[1]	Davita, Inc.	355,183
11,424		Eli Lilly & Co.	2,087,965
2,510	[1]	Haemonetics Corp.	168,823
20,399	[1]	Hologic, Inc.	1,337,154
1,909	[1]	Horizon Therapeutics PLC	180,630
1,488		Humana, Inc.	662,517
1,610	[1]	IDEXX Laboratories, Inc.	883,874
4,653	[1]	IQVIA Holdings, Inc.	1,092,013
2,078	[1]	Jazz Pharmaceuticals PLC	341,623
13,188		McKesson Corp.	2,473,541
30,812		Merck & Co., Inc.	2,295,494
667	[1]	Mettler-Toledo International, Inc.	875,984
3,185	[1]	Moderna, Inc.	569,542
1,468	[1]	Molina Healthcare, Inc.	374,487
1,726		UnitedHealth Group, Inc.	688,329
4,792	[1]	Veeva Systems, Inc.	1,353,500
4,321	[1]	Vertex Pharmaceuticals, Inc.	942,842
2,024	[1]	Waters Corp.	606,937
14,266		Zoetis, Inc.	2,468,446
		TOTAL	26,756,495
		Industrials—3.6%
50,485		Carrier Global Corp.	2,200,136
8,188		Flowserve Corp.	324,572
5,748		Huntington Ingalls Industries, Inc.	1,220,416
22,504	[1]	IAA Spinco, Inc.	1,413,476
62,985	[1]	KAR Auction Services, Inc.	944,145
2,381		United Parcel Service, Inc.	485,391
1,294	[1]	XPO Logistics, Inc.	180,021
		TOTAL	6,768,157
		Information Technology—43.7%
6,478	[1]	Adobe, Inc.	3,293,027
152,752		Apple, Inc.	20,080,778
5,329		Applied Materials, Inc.	707,212
4,970	[1]	Arista Networks, Inc.	1,566,395
1,018	[1]	Autodesk, Inc.	297,164
5,299		Broadcom, Inc.	2,417,404
12,560	[1]	Cadence Design Systems, Inc.	1,655,031
9,486	[1]	Crowdstrike Holdings, Inc.	1,977,926
7,870	[1]	Dell Technologies, Inc.	773,857
4,838	[1]	EPAM Systems, Inc.	2,214,595
13,904	[1]	Fortinet, Inc.	2,839,614
4,714	[1]	GoDaddy, Inc.	409,269
3,774	[1]	HubSpot, Inc.	1,986,822
3,078		Intuit, Inc.	1,268,628
10,143		Mastercard, Inc.	3,875,235
55,751		Microsoft Corp.	14,059,287
7,439		NVIDIA Corp.	4,466,227
6,764		Oracle Corp.	512,644
3,817	[1]	Palo Alto Networks, Inc.	1,348,890

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
14,276		Paychex, Inc.	$1,391,767
4,483	[1]	Paylocity Corp.	866,295
18,607	[1]	PayPal Holdings, Inc.	4,880,430
26,327		Qualcomm, Inc.	3,654,188
1,457	[1]	Salesforce.com, Inc.	335,576
7,098	[1]	ServiceNow, Inc.	3,594,214
1,731	[1]	Square, Inc.	423,783
289	[1]	Trade Desk, Inc./The	210,771
35,773		Western Union Co.	921,512
2,446	[1]	Workday, Inc.	604,162
		TOTAL	82,632,703
		Materials—1.7%
26,127	[1]	Berry Global Group, Inc.	1,662,200
5,768		Sherwin-Williams Co.	1,579,682
		TOTAL	3,241,882
		Real Estate—0.5%
7,215		Coresite Realty Corp.	876,550
		TOTAL COMMON STOCKS (IDENTIFIED COST $105,726,737)	185,228,896
		INVESTMENT COMPANY—1.6%
3,028,036		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[2] (IDENTIFIED COST $3,028,641)	3,028,641
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $108,755,378)	188,257,537
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	630,797
		TOTAL NET ASSETS—100%	$188,888,334
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended April 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2020	$640,284	$3,806,381	$4,446,665
Purchases at Cost	$1,450,332	$29,334,582	$30,784,914
Proceeds from Sales	$(2,090,616)	$(30,111,006)	$(32,201,622)
Change in Unrealized Appreciation/Depreciation	N/A	$(2,882)	$(2,882)
Net Realized Gain/(Loss)	N/A	$1,566	$1,566
Value as of 4/30/2021	$—	$3,028,641	$3,028,641
Shares Held as of 4/30/2021	—	3,028,036	3,028,036
Dividend Income	$129	$2,553	$2,682

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At April 30, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.